Notes to the cash flow statement - Summary of Changes in Liabilities Arising from Financing Activities (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
January 1, 2021	£ 341
Cash flows from financing activities : Repayments	(211)
Non-cash flows: New lease liabilities	7
December31, 2021	137
Lease Liability
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
January 1, 2021	341
Cash flows from financing activities : Repayments	(211)
Non-cash flows: New lease liabilities	7
December31, 2021	£ 137